Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 60,394	¥ 61,313
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		3,630	3,874
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		2,678	2,909
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount	[1],[2]	45,365	45,894
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 8,721	¥ 8,636

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.
[2]	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.